Shareholder Report, Holdings (Details) - C000032303	Dec. 31, 2024
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.40%
IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.60%
IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.70%
IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%